Interim Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenue	€ 5
Cost of sales
Gross profit	5
Research and Development expenses	(11,141)	(12,706)
General & Administrative expenses	(4,789)	(4,506)
Other income	2,026	1,311
Other expenses	(2,656)	(49)
Operating Loss	(16,555)	(15,950)
Financial income	112	244
Financial expenses	(154)	(259)
Loss before taxes	(16,597)	(15,965)
Income taxes	0
Loss for the period	€ (16,597)	€ (15,965)
Basic and diluted loss per share (in €)	€ (119)	€ (134)
Other comprehensive income/(loss)
Items that will not be reclassified to profit and loss
Remeasurements of post-employment benefit obligations, net of tax
Items that may be subsequently reclassified to profit or loss	7	€ 3
Currency translation differences	7	3
Other comprehensive income / (loss) for the period, net of tax	7	3
Total comprehensive loss for the period	(16,590)	(15,962)
Total comprehensive loss for the period attributable to Equity Holders	€ (16,590)	€ (15,962)